Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Total Notional or Contractual Amounts and Fair Values for Derivatives
The following table presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined. Derivatives designated as qualifying hedging instruments and economic hedges are recorded on the balance sheet at fair value in other assets or other liabilities. Customer accommodation, trading and other derivatives are recorded on the balance sheet at fair value in trading assets, other assets or other liabilities.

	December 31, 2014			December 31, 2013
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives
Derivatives designated as hedging instruments
Interest rate contracts (1)	$148,967	6,536	2,435	100,412	4,315	2,528
Foreign exchange contracts (1)	26,778	752	1,347	26,483	1,091	847
Total derivatives designated as
qualifying hedging instruments		7,288	3,782		5,406	3,375
Derivatives not designated as hedging instruments
Economic hedges:
Interest rate contracts (2)	221,527	697	487	220,577	595	897
Equity contracts	5,219	367	96	3,273	349	206
Foreign exchange contracts	14,405	275	28	10,064	21	35
Subtotal (3)		1,339	611		965	1,138
Customer accommodation, trading and
other derivatives:
Interest rate contracts	4,378,767	56,465	57,137	4,030,068	50,936	53,113
Commodity contracts	88,640	7,461	7,702	96,889	2,673	2,603
Equity contracts	138,422	8,638	6,942	96,379	7,475	7,588
Foreign exchange contracts	253,742	6,377	6,452	164,160	3,731	3,626
Credit contracts - protection sold	12,304	151	943	19,501	354	1,532
Credit contracts - protection purchased	16,659	755	168	23,314	1,147	368
Other derivatives (3)	1,994	—	44	2,160	13	16
Subtotal (3)		79,847	79,388		66,329	68,846
Total derivatives not designated as hedging instruments		81,186	79,999		67,294	69,984
Total derivatives before netting		88,474	83,781		72,700	73,359
Netting (4)		(65,869)	(65,043)		(56,894)	(63,739)
Total		$22,605	18,738		15,806	9,620

(1)
Notional amounts presented exclude $1.9 billion of interest rate contracts at both December 31, 2014 and 2013, for certain derivatives that are combined for designation as a hedge on a single instrument. The notional amount for foreign exchange contracts at December 31, 2014, excludes $2.7 billion for certain derivatives that are combined for designation as a hedge on a single instrument.

(2)	Includes economic hedge derivatives used to hedge the risk of changes in the fair value of residential MSRs, MHFS, loans, derivative loan commitments and other interests held.

(3)	Prior period has been revised to conform with current period presentation.

(4)
Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See the next table in this Note for further information.

Balance Sheet Offsetting of Derivative Assets and Liabilities
The following table provides information on the gross fair values of derivative assets and liabilities, the balance sheet netting adjustments and the resulting net fair value amount recorded on our balance sheet, as well as the non-cash collateral associated with such arrangements. We execute substantially all of our derivative transactions under master netting arrangements. We reflect all derivative balances and related cash collateral subject to enforceable master netting arrangements on a net basis within the balance sheet. The “Gross amounts recognized” column in the following table include $69.6 billion and $75.0 billion of gross derivative assets and liabilities, respectively, at December 31, 2014, and $59.8 billion and $66.1 billion, respectively, at December 31, 2013, with counterparties subject to enforceable master netting arrangements that are carried on the balance sheet net of offsetting amounts. The remaining gross derivative assets and liabilities of $18.9 billion and $8.8 billion, respectively, at December 31, 2014 and $12.9 billion and $7.3 billion, respectively, at December 31, 2013, include those with counterparties subject to master netting arrangements for which we have not assessed the enforceability because they are with counterparties where we do not currently have positions to offset, those subject to master netting arrangements where we have not been able to confirm the enforceability and those not subject to master netting arrangements. As such,we do not net derivative balances or collateral within the balance sheet for these counterparties.
We determine the balance sheet netting adjustments based on the terms specified within each master netting arrangement. We disclose the balance sheet netting amounts within the column titled “Gross amounts offset in consolidated balance sheet.” Balance sheet netting adjustments are determined at the counterparty level for which there may be multiple contract types. For disclosure purposes, we allocate these adjustments to the contract type for each counterparty proportionally based upon the “Gross amounts recognized” by counterparty. As a result, the net amounts disclosed by contract type may not represent the actual exposure upon settlement of the contracts.
Balance sheet netting does not include non-cash collateral that we receive and pledge. For disclosure purposes, we present the fair value of this non-cash collateral in the column titled “Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)” within the table. We determine and allocate the Disclosure-only netting amounts in the same manner as balance sheet netting amounts.
The “Net amounts” column within the following table represents the aggregate of our net exposure to each counterparty after considering the balance sheet and Disclosure-only netting adjustments. We manage derivative exposure by monitoring the credit risk associated with each counterparty using counterparty specific credit risk limits, using master netting arrangements and obtaining collateral. Derivative contracts executed in over-the-counter markets include bilateral contractual arrangements that are not cleared through a central clearing organization but are typically subject to master netting arrangements. The percentage of our bilateral derivative transactions outstanding at period end in such markets, based on gross fair value, is provided within the following table. Other derivative contracts executed in over-the-counter or exchange-traded markets are settled through a central clearing organization and are excluded from this percentage. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 14 (Guarantees, Pledged Assets and Collateral).

(in millions)	Gross amounts recognized	Gross amounts offset in consolidated balance sheet (1)	Net amounts in consolidated balance sheet (2)	Gross amounts not offset in consolidated balance sheet (Disclosure-only netting) (3)	Net amounts	Percent exchanged in over-the-counter market (4)
December 31, 2014
Derivative assets
Interest rate contracts	$63,698	(56,051)	7,647	(769)	6,878	45%
Commodity contracts	7,461	(1,233)	6,228	(72)	6,156	27
Equity contracts	9,005	(2,842)	6,163	(405)	5,758	54
Foreign exchange contracts	7,404	(4,923)	2,481	(85)	2,396	98
Credit contracts-protection sold	151	(131)	20	—	20	90
Credit contracts-protection purchased	755	(689)	66	(1)	65	100
Total derivative assets	$88,474	(65,869)	22,605	(1,332)	21,273
Derivative liabilities
Interest rate contracts	$60,059	(54,394)	5,665	(4,244)	1,421	44%
Commodity contracts	7,702	(1,459)	6,243	(33)	6,210	81
Equity contracts	7,038	(2,845)	4,193	(484)	3,709	82
Foreign exchange contracts	7,827	(5,511)	2,316	(270)	2,046	100
Credit contracts-protection sold	943	(713)	230	(199)	31	100
Credit contracts-protection purchased	168	(121)	47	(18)	29	86
Other contracts	44	—	44	—	44	100
Total derivative liabilities	$83,781	(65,043)	18,738	(5,248)	13,490
December 31, 2013
Derivative assets
Interest rate contracts	$55,846	(48,271)	7,575	(1,101)	6,474	65%
Commodity contracts	2,673	(659)	2,014	(72)	1,942	52
Equity contracts	7,824	(3,254)	4,570	(239)	4,331	81
Foreign exchange contracts	4,843	(3,567)	1,276	(9)	1,267	100
Credit contracts-protection sold	354	(302)	52	—	52	92
Credit contracts-protection purchased	1,147	(841)	306	(33)	273	100
Other contracts	13	—	13	—	13	100
Total derivative assets	$72,700	(56,894)	15,806	(1,454)	14,352
Derivative liabilities
Interest rate contracts	$56,538	(53,902)	2,636	(482)	2,154	66%
Commodity contracts	2,603	(952)	1,651	(11)	1,640	73
Equity contracts	7,794	(3,502)	4,292	(124)	4,168	94
Foreign exchange contracts	4,508	(3,652)	856	—	856	100
Credit contracts-protection sold	1,532	(1,432)	100	—	100	100
Credit contracts-protection purchased	368	(299)	69	—	69	89
Other contracts	16	—	16	—	16	100
Total derivative liabilities	$73,359	(63,739)	9,620	(617)	9,003

(1)
Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in the consolidated balance sheet, including related cash collateral and portfolio level counterparty valuation adjustments. Counterparty valuation adjustments were $266 million and $236 million related to derivative assets and $56 million and $67 million related to derivative liabilities as of December 31, 2014 and 2013, respectively. Cash collateral totaled $5.2 billion and $4.6 billion, netted against derivative assets and liabilities, respectively, at December 31, 2014, and $4.3 billion and $11.3 billion, respectively, at December 31, 2013.

(2)
Net derivative assets of $16.9 billion and $14.4 billion are classified in Trading assets as of December 31, 2014 and 2013, respectively. $5.7 billion and $1.4 billion are classified in Other assets in the consolidated balance sheet as of December 31, 2014 and 2013, respectively. Net derivative liabilities are classified in Accrued expenses and other liabilities in the consolidated balance sheet.

(3)
Represents the fair value of non-cash collateral pledged and received against derivative assets and liabilities with the same counterparty that are subject to enforceable master netting arrangements. U.S. GAAP does not permit netting of such non-cash collateral balances in the consolidated balance sheet but requires disclosure of these amounts.

(4)
Represents derivatives executed in over-the-counter markets not settled through a central clearing organization. Over-the-counter percentages are calculated based on Gross amounts recognized as of the respective balance sheet date. The remaining percentage represents derivatives settled through a central clearing organization, which are executed in either over-the-counter or exchange-traded markets.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives in Fair Value Hedging Relationships
The following table shows the net gains (losses) recognized in the income statement related to derivatives in fair value hedging relationships.

	Interest rate contracts hedging:			Foreign exchange contracts hedging:		Total net gains (losses) on fair value hedges
(in millions)	Available-for-sale securities	Mortgages held for sale	Long-term debt	Available-for-sale securities	Long-term debt
Year ended December 31, 2014
Net interest income (expense) recognized on derivatives	$(722)	(15)	1,843	(10)	308	1,404
Gains (losses) recorded in noninterest income
Recognized on derivatives	(1,943)	(49)	3,623	391	(1,418)	604
Recognized on hedged item	1,911	32	(3,143)	(388)	1,490	(98)
Net recognized on fair value hedges (ineffective portion) (1)	$(32)	(17)	480	3	72	506
Year ended December 31, 2013
Net interest income (expense) recognized on derivatives	$(584)	(11)	1,632	(8)	280	1,309
Gains (losses) recorded in noninterest income
Recognized on derivatives	1,889	47	(3,767)	(49)	(847)	(2,727)
Recognized on hedged item	(1,874)	(57)	3,521	49	722	2,361
Net recognized on fair value hedges (ineffective portion) (1)	$15	(10)	(246)	—	(125)	(366)
Year ended December 31, 2012
Net interest income (expense) recognized on derivatives	$(457)	(4)	1,685	(5)	248	1,467
Gains (losses) recorded in noninterest income
Recognized on derivatives	(22)	(15)	(179)	39	567	390
Recognized on hedged item	17	6	233	(3)	(610)	(357)
Net recognized on fair value hedges (ineffective portion) (1)	$(5)	(9)	54	36	(43)	33

(1)
Included $(1) million, $(5) million and $(9) million, respectively, for years ended December 31, 2014, 2013, and 2012 of the time value component recognized as net interest income (expense) on forward derivatives hedging foreign currency available-for-sale securities and long-term debt that were excluded from the assessment of hedge effectiveness.

Net Gains (Losses) Recognized Related to Derivatives in Cash Flow Hedging Relationships
The following table shows the net gains (losses) recognized related to derivatives in cash flow hedging relationships.

	Year ended December 31,
(in millions)	2014	2013	2012
Gains (losses) (pre tax) recognized in OCI on derivatives	$952	(32)	52
Gains (pre tax) reclassified from cumulative OCI into net income (1)	545	296	388
Gains (losses) (pre tax) recognized in noninterest income for hedge ineffectiveness (2)	2	1	(1)

(1)	See Note 23 (Other Comprehensive Income) for detail on components of net income.

(2)	None of the change in value of the derivatives was excluded from the assessment of hedge effectiveness.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments
The following table shows the net gains recognized in the income statement related to derivatives not designated as hedging instruments.

	Year ended December 31,
(in millions)	2014	2013	2012
Net gains (losses) recognized on economic hedge derivatives:
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (1)	$1,759	1,412	(1,882)
Other (2)	(230)	119	2
Equity contracts (3)	(469)	(317)	4
Foreign exchange contracts (2)	758	24	(53)
Credit contracts (2)	(1)	(6)	(15)
Subtotal	1,817	1,232	(1,944)
Net gains (losses) recognized on customer accommodation, trading and other derivatives:
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (4)	1,350	(561)	7,222
Other (5)	(855)	743	589
Commodity contracts (5)	77	324	(14)
Equity contracts (5)	(719)	(622)	(234)
Foreign exchange contracts (5)	593	746	501
Credit contracts (5)	7	(53)	(54)
Other (5)	(39)	—	—
Subtotal	414	577	8,010
Net gains recognized related to derivatives not designated as hedging instruments	$2,231	1,809	6,066

(1)
Predominantly mortgage banking noninterest income including gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, interest rate lock commitments and mortgages held for sale.

(2)	Predominantly included in other noninterest income.

(3)	Predominantly included in net gains (losses) from equity investments in noninterest income.

(4)	Predominantly mortgage banking noninterest income including gains (losses) on interest rate lock commitments.

(5)	Predominantly included in net gains from trading activities in noninterest income.

Details of Sold and Purchased Credit Derivatives
The following table provides details of sold and purchased credit derivatives.

		Notional amount
(in millions)	Fair value liability	Protection sold (A)	Protection sold - non-investment grade	Protection purchased with identical underlyings (B)	Net protection sold (A)-(B)	Other protection purchased	Range of maturities
December 31, 2014
Credit default swaps on:
Corporate bonds	$23	6,344	2,904	4,894	1,450	2,831	2015 - 2021
Structured products	654	1,055	874	608	447	277	2017 - 2052
Credit protection on:
Default swap index	—	1,659	292	777	882	1,042	2015 - 2019
Commercial mortgage-backed securities index	246	1,058	—	608	450	355	2047 - 2063
Asset-backed securities index	19	52	1	1	51	81	2045 - 2046
Other	1	2,136	2,136	—	2,136	5,185	2015 - 2025
Total credit derivatives	$943	12,304	6,207	6,888	5,416	9,771
December 31, 2013
Credit default swaps on:
Corporate bonds	$48	10,947	5,237	6,493	4,454	5,557	2014-2021
Structured products	1,091	1,553	1,245	894	659	389	2016-2052
Credit protection on:
Default swap index	—	3,270	388	2,471	799	898	2014-2018
Commercial mortgage-backed securities index	344	1,106	1	535	571	535	2049-2052
Asset-backed securities index	48	55	—	1	54	87	2045-2046
Other	1	2,570	2,570	3	2,567	5,451	2014-2025
Total credit derivatives	$1,532	19,501	9,441	10,397	9,104	12,917